Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets:
Deferred revenue	$ 50,623	$ 38,214
Employee compensation and benefits	75,356	74,248
Intangible assets, computer software and intellectual property	11,518	13,747
Tax credits, net capital and operating loss carryforwards	166,639	168,015
Other	40,754	37,902
Total deferred tax assets	344,890	332,126
Valuation allowances	(127,202)	(117,011)
Total deferred tax assets, net	217,688	215,115
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(53,095)	(40,175)
Intangible assets, computer software and intellectual property	(109,354)	(101,583)
Other	(34,990)	(28,131)
Total deferred tax liabilities	(197,439)	(169,889)
Net deferred tax assets	$ 20,249	$ 45,226